Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest income
Interest income from related party	¥ 4,856	$ 698	¥ 2,202	¥ 0
Revenue from related parties including interest income	601,609	86,417	342,744	181,532
Cost of revenues
Cost of revenue to related party	1,565,850	224,920	789,116	141,642
Selling, general and administrative
Selling, general and administrative expenses to related party	5,581	802	11,666	148,918
Research and development
Research and development expenses to related party	19,486	2,799	5,114	2,833
Interest expenses
Interest expense to related party	0	0	0	168,154
Operating costs and expenses as well as interest expenses from related parties	1,590,917	228,521	805,896	461,547
Baidu
Research and development
Research and development expenses to related party	19,486	2,799	5,114	2,833
Interest expenses
Interest expense to related party	0	0	0	168,154
Others
Cost of revenues
Cost of revenue to related party	86,766	12,463	52,484	1,817
Selling, general and administrative
Selling, general and administrative expenses to related party	3,756	540	822	139
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	27,247	3,914	19,981	85,635
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	20,886	3,000	19,855	4,185
Membership services | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	0	81,450
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	6,361	914	126	0
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	77,126	11,079	202,808	27,586
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	67,452	9,689	189,461	18,337
Online Advertising Revenues | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	0	9,249
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	9,674	1,390	13,347	0
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	48,877	7,021	29,296	68,311
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	12,343	1,773	29,296	58,529
Other Revenues | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	0	4,625
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	36,534	5,248	0	5,157
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	443,503	63,705	88,457	0
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	23,064	3,313	8,923	8,315
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	976,523	140,269	601,065	88,945
Commissions | Xiaomi Group
Cost of revenues
Cost of revenue to related party	0	0	0	42,565
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	1,825	262	10,844	36,074
Advertising Services Expense | Xiaomi Group
Selling, general and administrative
Selling, general and administrative expenses to related party	0	0	0	82,773
Traffic Acquisition and Other Services | Baidu
Cost of revenues
Cost of revenue to related party	479,497	68,875	126,644	0
Traffic Acquisition Service | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	¥ 0	$ 0	¥ 0	¥ 29,932